Combined Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2024	Jun. 30, 2023
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	[1]	$ 1	$ 1
Common stock, shares authorized	[1]	50,000	50,000
Common stock, shares issued	[1]	156	156
Common stock, shares outstanding	[1]	156	156

[1]	The shares and per share information are presented on a retroactive basis to reflect the shares reorganization (Note 10).